SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplemental Cash Flow Elements [Abstract]
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	$ 89,297	$ 65,224	$ 102,772
Income Taxes Paid, Net	1,105	6,100	4,181
Interest Paid, Including Capitalized Interest, Operating and Investing Activities	118	105	127
Capital Expenditures Incurred but Not yet Paid	231	0	200
Capital Lease Obligations Incurred	246	143	544
Asset Retirement Obligation, Liabilities Incurred	0	75	520
Cash and Cash Equivalents, at Carrying Value	89,076	65,003	102,772	$ 93,936
Restricted Cash and Cash Equivalents	$ 221	$ 221	$ 0